RESTRICTED CASH	12 Months Ended
Dec. 31, 2013
RESTRICTED CASH [Abstract]
RESTRICTED CASH

4.                            RESTRICTED CASH

As of December 31, 2012 and 2013, cash of RMB437,875 and RMB331,075 (US$54,690), respectively, was pledged to financial institutions as collateral for the Group's bills payable (Note 15) and short-term loans (Note 18).